Investment Strategy - XFUNDS Memory Income ETF	Jul. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of an equity investment strategy and an options strategy.

I.	Equity Strategy

The Fund invests primarily in the equity securities of companies engaged in the development and manufacture of semiconductor memory products (“Memory Companies”). The Fund may also obtain exposure to Memory Companies indirectly through options contracts or swap agreements. In addition, the Fund may invest in other ETFs that invest primarily in Memory Companies (“Underlying ETFs”).

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, including depositary receipts and Underlying ETFs, and/or derivative instruments that provide economic exposure to Memory Companies. For purposes of this policy, derivative instruments are valued at their notional value.

The Fund defines “Memory Companies” as companies that, at the time of investment, derive at least 50% of their revenues or profits from the design, development, production, or manufacture of memory-related semiconductor products or storage technologies. Such products and technologies include:

●	High bandwidth memory (“HBM”) — high-speed, high-throughput memory;
●	Dynamic random-access memory (“DRAM”) — volatile memory for active data processing;
●	NAND flash memory and solid-state drive (“SSD”) technologies utilizing NAND architectures - non-volatile, high-density storage based on NAND (Not AND) architecture;
●	NOR flash memory and hard disk drives (“HDD”) — non-volatile memory based on NOR (Not OR) architecture and magnetic storage devices; and
●	Specialty, application-specific, or embedded memory products — memory designed for specific or embedded uses.

Nicholas Wealth, LLC (the “Sub-Adviser”) employs a proprietary security selection methodology to construct the Fund’s investment portfolio. In general, the Fund seeks to invest in Memory Companies that the Sub-Adviser believes are leaders in semiconductor memory products and related technologies, based on factors such as market share and the proportion of revenue derived from such products.

The Fund’s portfolio is rebalanced at least quarterly in accordance with the Sub-Adviser’s proprietary weighting methodology. Portfolio weights are generally based on a modified market capitalization approach, subject to a maximum weight of 25% for any single issuer. In determining portfolio weightings, the Sub-Adviser considers each company’s market share and revenue exposure to semiconductor memory products and related technologies.

Because the Fund invests primarily in companies meeting its definition of Memory Companies, the Fund expects to hold a relatively focused portfolio consisting of approximately 8 to 15 portfolio companies, although the actual number of holdings may vary depending on market conditions and investment opportunities.

The Fund invests in companies without regard to market capitalization. The Fund may invest in U.S. and non-U.S. issuers, including those in developed and emerging markets, and may gain such exposure through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and other depositary receipts. The Fund currently expects its investments to be focused primarily in issuers located in the United States, South Korea, Japan, and Taiwan because these countries are home to many of the companies that satisfy the Fund's investment criteria.

II. Options Strategies – Seeking Premiums

Additionally, the Fund employs various options strategies with respect to one or more Memory Companies, Underlying ETFs, or other instruments that provide the Fund with exposure to Memory Companies, selected in accordance with the above Equity Strategy, focused on generating net option premiums (i.e., option premiums received, less option premiums paid). These premiums are an important driver of the Fund’s cash distributions. On a recurring basis, the Adviser may use one or more options strategies to seek to generate net premiums, with the level of premiums influenced by market conditions such as volatility.

While selling options may provide premium opportunities, it may also limit potential upside gains or increase downside risk.

The options strategies most frequently used by the Fund include:

●	Synthetic Covered Calls – selling call options while maintaining synthetic long exposure to the one or more positions providing exposure to Memory Companies, including equity securities, Underlying ETFs, or derivative positions thereby earning premiums while capping upside potential.
●	Credit Call Spreads – selling call options and purchasing higher-strike call options on one or more positions providing exposure to Memory Companies, including equity securities, Underlying ETFs, or derivative positions to earn a net premium while limiting both profit and loss potential.
●	Credit Put Spreads – selling put options and purchasing lower-strike put options on one or more positions providing exposure to Memory Companies, including equity securities, Underlying ETFs, or derivative positions to earn a net premium while limiting both downside risk and profit potential.

Depending on market outlook, the Adviser may also employ other options strategies. See the prospectus section titled “Additional Information About the Fund” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

The Fund’s options strategies are designed to seek regular generation of option premiums, which form the basis for the Fund’s cash distributions. However, there is no guarantee that the Fund will achieve or maintain any specific level of premiums or distributions.

Distributions paid by the Fund may include amounts classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than income or profits generated by the Fund. To the extent that distributions exceed the Fund’s total returns, such payments will reduce the Fund’s net asset value (“NAV”). Over time, a declining NAV will reduce the dollar amount of future distributions. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s investments in derivative instruments.

Other Fund Attributes

The Fund expects to make cash distributions on a weekly basis. The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s strategy is expected to have a high annual portfolio turnover rate.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in the industries comprising the information technology sector.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, including depositary receipts and Underlying ETFs, and/or derivative instruments that provide economic exposure to Memory Companies.